Inventories, net (Tables)	12 Months Ended
Dec. 31, 2023
Inventories, net [Abstract]
Schedule of inventories, net

	2023	2022
Raw materials and supplies	48,291	$42,701
Products in process	6,085	7,412
Finished products and merchandise	45,561	45,036
Inventory in transit	10,116	11,531
Subtotal	110,053	106,680
Less: Provision	(8,228)	(6,917)
Total	$101,825	$99,763